Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 630,707
Fair value assets, ending balance	622,911
Fair value liabilities, beginning balance	538,370
Fair value liabilities, ending balance	548,714
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,155	$ 1,794
Gains (losses) included in earnings	(23)	(5)
Gains (losses) included in OCI	(30)	10
Purchases (issuances)	179	362
Settlement (sales) and other	(26)	(43)
Transfers into Level 3	36	(7)
Transfers out of Level 3	86	30
Fair value assets, ending balance	2,377	2,141
Gains (losses) included in earnings for positions still held	29	20
Fair value liabilities, beginning balance	(177)	(216)
Gains (losses) included in earnings	(7)	(5)
Gains (losses) included in OCI	4
Purchases (issuances)	(45)	(171)
Settlement (sales) and other	15	12
Transfers into Level 3	(72)	(16)
Transfers out of Level 3	100	69
Fair value liabilities, ending balance	(182)	(327)
Gains (losses) included in earnings for positions still held	(3)	(1)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	522	474
Gains (losses) included in OCI	(14)	5
Settlement (sales) and other	3	(1)
Fair value assets, ending balance	511	478
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI	(1)
Fair value net derivative, beginning balance	(588)	(585)
Gains (losses) included in earnings	1	4
Purchases (issuances)	(3)	(36)
Settlement (sales) and other	(39)	1
Transfers into Level 3	(3)
Transfers out of Level 3	(10)	6
Fair value net derivative, ending balance	(643)	(610)
Gains (losses) included in earnings for positions still held	2	4
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI	3
Fair value net derivative, beginning balance	22	21
Gains (losses) included in earnings	13	1
Purchases (issuances)	5	11
Settlement (sales) and other	(6)
Transfers into Level 3	1	(5)
Transfers out of Level 3	4	(3)
Fair value net derivative, ending balance	42	25
Gains (losses) included in earnings for positions still held	10	(1)
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(301)	(195)
Gains (losses) included in earnings	(11)	(15)
Gains (losses) included in OCI	11	1
Purchases (issuances)	(17)	(2)
Settlement (sales) and other	47	8
Transfers into Level 3	8	(10)
Transfers out of Level 3	163	58
Fair value net derivative, ending balance	(100)	(155)
Gains (losses) included in earnings for positions still held	13	(8)
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	40	22
Settlement (sales) and other	(4)	(6)
Fair value net derivative, ending balance	36	16
Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI	(2)
Fair value net derivative, beginning balance	53	77
Gains (losses) included in earnings	(39)	7
Settlement (sales) and other	(3)	(4)
Fair value net derivative, ending balance	9	80
Gains (losses) included in earnings for positions still held	(39)	7
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	160	153
Gains (losses) included in OCI	(7)	5
Fair value assets, ending balance	154	158
Settlement (sales) and other	1
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	335	294
Gains (losses) included in OCI	(1)
Fair value assets, ending balance	336	293
Settlement (sales) and other	2	(1)
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,070	680
Gains (losses) included in earnings	(5)	26
Gains (losses) included in OCI	7
Purchases (issuances)	82	318
Settlement (sales) and other	3	(9)
Transfers into Level 3	16	8
Transfers out of Level 3	(60)	(28)
Fair value assets, ending balance	1,113	995
Gains (losses) included in earnings for positions still held	18	28
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	27	27
Gains (losses) included in OCI	(6)
Fair value assets, ending balance	21	27
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,337	1,300
Gains (losses) included in earnings	18	(28)
Gains (losses) included in OCI	(34)	4
Purchases (issuances)	112	71
Settlement (sales) and other	(27)	(32)
Transfers into Level 3	14
Transfers out of Level 3	(11)	(3)
Fair value assets, ending balance	1,409	1,312
Gains (losses) included in earnings for positions still held	25	(10)
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	44	58
Gains (losses) included in OCI	(1)
Settlement (sales) and other	(4)	(3)
Fair value assets, ending balance	39	55
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	2
Fair value assets, ending balance	2	2
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	30	21
Gains (losses) included in earnings		(1)
Purchases (issuances)	3
Settlement (sales) and other		(1)
Transfers out of Level 3	(11)
Fair value assets, ending balance	36	19
Gains (losses) included in earnings for positions still held		(1)
Transfers into Level 3	14
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,261	1,219
Gains (losses) included in earnings	18	(27)
Gains (losses) included in OCI	(33)	4
Purchases (issuances)	109	71
Settlement (sales) and other	(23)	(28)
Transfers out of Level 3	0	(3)
Fair value assets, ending balance	1,332	1,236
Gains (losses) included in earnings for positions still held	25	(9)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(139)	(156)
Gains (losses) included in earnings	(29)	(1)
Gains (losses) included in OCI	3
Purchases (issuances)	(45)	(174)
Settlement (sales) and other	13	10
Transfers into Level 3	(72)	(16)
Transfers out of Level 3	100	69
Fair value liabilities, ending balance	(169)	(268)
Gains (losses) included in earnings for positions still held	(25)	3
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(38)	(60)
Gains (losses) included in earnings	22	(4)
Gains (losses) included in OCI	1
Purchases (issuances)		3
Settlement (sales) and other	2	2
Fair value liabilities, ending balance	(13)	(59)
Gains (losses) included in earnings for positions still held	$ 22	$ (4)